Preferred Stock and Limited Liability Company (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Shares Outstanding	0	0
Preferred stock, par value	$ 0.0001	$ 0.0001
Southland Holdings Llc [Member]
Forgiveness of accounts receivable due from holders		$ 1	$ 1
Southland Holdings Llc [Member] | Director [Member]
Redemption amount		$ 1,600	$ 9,000
Series A Preferred Stock [Member] | Southland Holdings Llc [Member]
Preferred Stock, Shares Outstanding		17,000,000.0	17,000,000.0
Preferred stock, par value		$ 1	$ 1
Redemption rate		1
Series B Preferred Stock [Member] | Southland Holdings Llc [Member]
Preferred stock, par value		1	$ 1
Redemption rate		$ 1